AST QMA Emerging Markets Equity Portfolio
SUMMARY: AST QMA EMERGING MARKETS EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST QMA Emerging Markets Equity Portfolio (the AST QMA Portfolio or the Portfolio) is to seek long-term capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the AST QMA Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (each a Contract and together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST QMA Emerging Markets Equity Portfolio
Management Fees		1.09%
Distribution and/or Service Fees (12b-1 Fees)		0.10%
Other Expenses	[1]	0.21%
Total Annual Portfolio Operating Expenses		1.40%
[1]	The AST QMA Portfolio will commence operations on or about February 25, 2013. Estimated other expenses based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.

Example.
The following example is intended to help you compare the cost of investing in the AST QMA Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the AST QMA Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Year
AST QMA Emerging Markets Equity Portfolio	143	443

Portfolio Turnover.
The AST QMA Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate may be higher than that of other mutual funds due to the subadviser's investment strategies and the Portfolio's use in connection with certain asset transfer programs as described in more detail below. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The AST QMA Portfolio's investment objective is long-term capital appreciation. The AST QMA Portfolio will seek to achieve its investment objective through investment in equity and equity-related securities of emerging market companies. Under normal circumstances, the AST QMA Portfolio will invest at least 80% of its assets in equity securities, including common stocks, preferred stocks, securities convertible into stocks, depositary receipts for those securities, exchange-traded funds, futures and swaps of or relating to issuers: (i) located in emerging market countries or (ii) included (or scheduled for inclusion by the index provider) as emerging market issuers in one or more broad-based market indices.

QMA's equity investment strategy employs a quantitatively driven, bottom up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. QMA constructs portfolios that seek to maximize the portfolio's investment in the most attractive stocks identified by the model subject to risk constraints.

The Contracts using the Portfolio are issued by the Participating Insurance Companies. For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional.
Principal Risks of Investing in the AST QMA Portfolio.
The risks identified below are the principal risks of investing in the AST QMA Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST QMA Portfolio. An investment in the AST QMA Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST QMA Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset Transfer Program Risk. The Portfolio will be used in connection with certain benefit programs under the Participating Insurance Companies' variable annuity contracts. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, such Participating Insurance Companies will monitor each Contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain other portfolios, as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of the underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity Securities Risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and investors could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such an action appropriate, the shares are delisted from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the annualized estimated expense ratio shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's daily average net assets do not reach the projected level shown above.

Fixed Income Securities Risk. Investments in fixed income securities involve a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign and Emerging Markets Risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S. and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

Liquidity and Valuation Risk. From time to time, the Portfolio may hold one or more securities for which there are no or few buyers and sellers or which are subject to limitations on transfer. The Portfolio also may have difficulty disposing of those securities at the values determined by the Portfolio for the purpose of determining the Portfolio's net asset value, especially during periods of significant net redemptions of Portfolio shares.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Model Design Risk. The design of the underlying models may be flawed or incomplete. For example, QMA's quantitative strategies do not utilize detailed fundamental analyses of the securities considered for purchase. The investment models used by QMA are based on historical and theoretical underpinnings that QMA believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the models. Additionally, the quantitative techniques that underlie QMA's portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While QMA strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide QMA's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk. The subadviser generally does not consider the length of time the Portfolio has held a particular security in making investment decisions. In fact, the subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of their securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio's turnover rate may be higher than that of other mutual funds due to the subadviser's investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Recent Events Risk. The ongoing financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crises, the U.S. and other governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission (the CFTC) adopted certain regulatory changes that potentially could require the investment managers of the Portfolio to register with the CFTC as a commodity pool operator (CPO) if the Portfolio is unable to comply with certain trading and marketing limitations. Compliance with these additional registration and regulatory requirements would increase portfolio expenses.

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.
Past Performance.
No performance history is presented for the AST QMA Portfolio, because it does not yet have a full calendar year of performance.